Employee benefits - Summary of Main Assumptions for Quantitative Sensitivity Analysis (Detail) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	€ (0.0757)	€ (0.0855)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	0.0807	0.0916
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	(0.0117)	(0.0141)
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	0.0125	0.0153
Inflation rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.0687	0.0805
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.0652)	(0.0762)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	0.0115	0.0147
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	(0.0108)	(0.0137)
Turn-over rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	0.2314	0.2684
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(0.4037)	(0.4075)
Increase (decrease) in service cost due to reasonably possible increase in actuarial assumption	0.0345	0.0469
Increase (decrease) in service cost due to reasonably possible decrease in actuarial assumption	€ (0.0655)	€ (0.0735)